Related Party Transactions	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Related Party Transactions

2.20 Related party transactions

List of subsidiaries:

		Holding as of
	Country	March 31, 2026	March 31, 2025
Infosys Technologies (China) Co. Limited (Infosys China)(1)	China	100%	100%
Infosys Technologies S. de R. L. de C. V. (Infosys Mexico)(1)	Mexico	100%	100%
Infosys Technologies (Sweden) AB (Infosys Sweden)(1)	Sweden	100%	100%
Infosys Technologies (Shanghai) Company Limited (Infosys Shanghai)(1)	China	100%	100%
EdgeVerve Systems Limited (EdgeVerve)(1)	India	100%	100%
Infosys Austria GmbH(1)	Austria	100%	100%
Skava Systems Private Limited (Skava Systems)(1)(28)	India	—	—
Infosys Chile SpA(1)	Chile	100%	100%
Infosys Arabia Limited(2)	Saudi Arabia	70%	70%
Infosys Consulting Ltda.(1)	Brazil	100%	100%
Infosys Luxembourg S.a.r.l(1)	Luxembourg	100%	100%
Infosys Consulting S.R.L.(2)(45)	Argentina	100%	100%
Infosys Romania S.r.l. (formerly Infosys Consulting S.R.L. (Romania))(1)	Romania	100%	100%
Infosys Limited Bulgaria EOOD(1)	Bulgaria	100%	100%
Infosys Turkey Bilgi Teknolojileri Limited Sirketi(1)	Turkey	100%	100%
Infosys Germany Holding Gmbh(1)	Germany	100%	100%
Infosys Automotive and Mobility GmbH & Co. KG(1)	Germany	100%	100%
Infosys Green Forum(1)	India	100%	100%
Infosys Business Solutions LLC(1)	Qatar	100%	100%
WongDoody Inc. (1)(30)	U.S.	—	—
IDUNN Information Technology Private Limited (1)	India	100%	100%
Infosys Public Services, Inc. USA (Infosys Public Services)(1)	U.S.	100%	100%
Infosys Public Services Canada Inc. (11)	Canada	100%	100%
Infosys BPM Limited(1)	India	100%	100%
Infosys BPM UK Limited(3)	U.K.	100%	100%
Infosys (Czech Republic) Limited s.r.o.(3)	Czech Republic	100%	100%
Infosys Poland Sp z.o.o(3)	Poland	100%	100%
Infosys McCamish Systems LLC(3)	U.S.	100%	100%
Portland Group Pty Ltd(3)	Australia	100%	100%
Infosys BPO Americas LLC.(3)	U.S.	100%	100%
Panaya Inc. (Panaya)(1)	U.S.	100%	100%
Panaya Ltd.(4)	Israel	100%	100%
Panaya Germany GmbH (4)	Germany	100%	100%
Brilliant Basics Holdings Limited (Brilliant Basics)(1)(20)	U.K.	100%	100%
Brilliant Basics Limited (5)(20)	U.K.	100%	100%
Infosys Consulting Holding AG (1)	Switzerland	100%	100%
Infosys Management Consulting Pty Limited(6)	Australia	100%	100%
Infosys Consulting AG(6)	Switzerland	100%	100%

Infosys Consulting GmbH(6)	Germany	100%	100%
Infosys Consulting SAS(6)	France	100%	100%
Infy Consulting B.V.(6)	The Netherlands	100%	100%
Infosys Consulting (Belgium) NV(6)	Belgium	100%	100%
Infy Consulting Company Ltd(6)	U.K.	100%	100%
GuideVision s.r.o.(7)	Czech Republic	100%	100%
GuideVision Deutschland GmbH(8)	Germany	100%	100%
GuideVision Suomi Oy(8)	Finland	100%	100%
GuideVision Magyarország Kft(8)	Hungary	100%	100%
GuideVision Polska Sp. z.o.o(8)	Poland	100%	100%
GuideVision UK Ltd(8)(20)	U.K.	100%	100%
Infosys Nova Holdings LLC. (Infosys Nova)(1)	U.S.	100%	100%
Outbox systems Inc. dba Simplus (US)(9)(31)	U.S.	—	—
Simplus ANZ Pty Ltd.(9)	Australia	100%	100%
Simplus Australia Pty Ltd(10)	Australia	100%	100%
Simplus Philippines, Inc.(9)	Philippines	100%	100%
Kaleidoscope Animations, Inc.(9)(31)	U.S.	—	—
Blue Acorn iCi Inc(9)(31)	U.S.	—	—
Infosys Singapore Pte. Ltd. (1)(41)	Singapore	100%	100%
Infosys Financial Services GmbH. (12)	Germany	100%	100%
Infosys South Africa (Pty) Ltd(12)	South Africa	100%	100%
Infosys (Malaysia) SDN. BHD. (12)	Malaysia	100%	100%
Infosys Middle East FZ LLC (12)	U.A.E	100%	100%
Infosys Norway (12)	Norway	100%	100%
Infosys Compaz Pte. Ltd (13)	Singapore	60%	60%
HIPUS Co., Ltd(13)(41)	Japan	79%	81%
Fluido Oy (12)	Finland	100%	100%
Fluido Sweden AB (14)	Sweden	100%	100%
Fluido Norway A/S(14)	Norway	100%	100%
Fluido Denmark A/S(14)	Denmark	100%	100%
Fluido Slovakia s.r.o(14)	Slovakia	100%	100%
Infosys Fluido UK, Ltd.(14)	U.K.	100%	100%
Infosys Fluido Ireland, Ltd.(15)	Ireland	100%	100%
Stater N.V.(13)	The Netherlands	75%	75%
Stater Nederland B.V.(16)	The Netherlands	75%	75%
Stater XXL B.V.(16)	The Netherlands	75%	75%
HypoCasso B.V.(16)	The Netherlands	75%	75%
Stater Belgium N.V./S.A.(16)	Belgium	75%	75%
Stater Gmbh(16)	Germany	75%	75%
Infosys Germany GmbH (12)(43)	Germany	—	100%
Wongdoody Gmbh (18)(43)	Germany	100%	100%
WongDoody (Shanghai) Co. Limited (19)	China	100%	100%
WongDoody limited (Taipei) (19)	Taiwan	100%	100%
WongDoody d.o.o (19)	Serbia	100%	100%
BASE life science A/S (12)	Denmark	100%	100%
BASE life science AG (21)	Switzerland	100%	100%
BASE life science GmbH (21)	Germany	100%	100%
BASE life science S.A.S (21)	France	100%	100%
BASE life science Ltd. (21)	U.K.	100%	100%
BASE life science S.r.l. (21)	Italy	100%	100%
Innovisor Inc.(21)	U.S.	100%	100%
BASE life science Inc.(17)	U.S.	100%	100%
BASE life science S.L.(21)	Spain	100%	100%
InSemi Technology Services Private Limited (23)	India	100%	100%
Elbrus Labs Private Limited (23)(22)	India	100%	100%
Infosys Services (Thailand) Limited (1)(25)	Thailand	100%	100%
Infy tech SAS (12)(24)	France	100%	100%
in-tech Holding GmbH (26)(32)	Germany	—	—
in-tech GmbH (26)	Germany	100%	100%
Friedrich & Wagner Asia Pacific GmbH (26)(32)	Germany	—	—
drivetech Fahrversuch GmbH (26)	Germany	100%	100%
in-tech Engineering S.R.L. (formerly known as ProIT) (26)(44)	Romania	100%	100%
in-tech Automotive Engineering de R.L. de C.V (26)(40)	Mexico	—	100%
Friedrich Wagner Holding Inc.(26)(20)	U.S.	100%	100%
in-tech Automotive Engineering SL (26)	Spain	100%	100%
in-tech Automotive Engineering LLC (26)(29)	U.S.	—	—
in-tech Services LLC (26)(29)	U.S.	—	—
in-tech Engineering s.r.o (26)	Czech Republic	100%	100%
in-tech Engineering GmbH (26)	Austria	100%	100%
in-tech Engineering services S.R.L (26)(44)	Romania	—	100%
in-tech Group Ltd (26)	U.K.	100%	100%
In-tech Automotive Engineering Shenyang Co. Ltd (26)	China	100%	100%
in-tech Group India Private Ltd (26)	India	100%	100%
In-tech Automotive Engineering Beijing Co., Ltd (26)	China	100%	100%

Infosys Germany SE (formerly known as Blitz 24-893 SE) (27)(43)	Germany	100%	100%
Infosys Limited SPC (1)(33)	Oman	100%	100%
Infosys BPM Netherlands B.V. (17)(34)	The Netherlands	100%	100%
Infosys Energy Consulting Services LLC (9)(35)	U.S.	100%	—
Infosys Saudi Arabia LLC (1)(36)	Saudi Arabia	100%	—
Infosys Australia Technology Service Pty Ltd (12)(37)	Australia	100%	—
MRE Consulting Ltd (38)	U.S.	100%	—
MRE Technology Services, LLC (38)	U.S.	100%	—
The Missing Link Automation Pty Ltd (39)	Australia	100%	—
The Missing Link Network Integration Pty Ltd (39)	Australia	100%	—
The Missing Link Security Pty Ltd (39)	Australia	100%	—
The Missing Link Security Ltd (39)	U.K.	100%	—
Infosys BPM Canada Inc (17)(42)	Canada	100%	—
Infosys Enterprise Business Services Pty Ltd (12)(46)	Australia	100%	—

(1) Wholly-owned subsidiary of Infosys Limited
(2) Majority owned and controlled subsidiary of Infosys Limited
(3) Wholly-owned subsidiary of Infosys BPM Limited
(4) Wholly-owned subsidiary of Panaya Inc.
(5) Wholly-owned subsidiary of Brilliant Basics Holding Limited.
(6) Wholly-owned subsidiary of Infosys Consulting Holding AG
(7) Wholly-owned subsidiary of Infy Consulting Company Limited
(8) Wholly-owned subsidiary of GuideVision s.r.o.
(9) Wholly-owned subsidiary of Infosys Nova Holdings LLC
(10) Wholly-owned subsidiary of Simplus ANZ Pty Ltd
(11) Wholly-owned subsidiary of Infosys Public Services, Inc.
(12) Wholly-owned subsidiary of Infosys Singapore Pte. Ltd.
(13) Majority owned and controlled subsidiary of Infosys Singapore Pte. Ltd.
(14) Wholly-owned subsidiary of Fluido Oy
(15) Wholly-owned subsidiary of Infosys Fluido UK, Ltd.
(16) Wholly-owned subsidiary of Stater N.V
(17) Wholly-owned subsidiary of IBPM UK Ltd
(18) Wholly-owned subsidiary of Infosys Germany GmbH
(19)Wholly-owned subsidiary of Wongdoody Gmbh
(20) Under liquidation
(21) Wholly-owned subsidiary of BASE life science A/S
(22) Wholly-owned subsidiary of InSemi Technology Services Private Limited
(23) On May 10, 2024 Infosys Ltd. acquired 100% of voting interests in InSemi Technology Services Private Limited along with its subsidiary Elbrus Labs Private Limited
(24) Incorporated on July 03, 2024
(25) Incorporated on July 26, 2024

(26) On July 17, 2024, Infosys Germany GmbH, a wholly owned subsidiary of Infosys Singapore Pte. Limited, acquired 100% of voting interests in in-tech Holding GmbH along with its subsidiary in-tech GmbH along with its six subsidiaries in-tech Automotive Engineering SL, in-tech Engineering S.R.L. (formerly known as ProIT), in-tech Automotive Engineering de R.L. de C.V, drivetech Fahrversuch GmbH, Friedrich Wagner Holding Inc along with its two subsidiaries (in-tech Automotive Engineering LLC and in-tech Services LLC) and Friedrich & Wagner Asia Pacific GmbH along with its five subsidiaries in-tech engineering s.r.o, in-tech engineering GmbH, in-tech engineering services S.R.L, in-tech Group Ltd along with its subsidiary (in-tech Group India Private Limited) and In-tech Automotive Engineering Shenyang Co., Ltd along with its subsidiary (In-tech Automotive Engineering Beijing Co., Ltd). Subsequently on September 01, 2024 in-tech Group India Private Limited became a wholly-owned subsidiary of Infosys limited.

(27) On October 17, 2024, Infosys Singapore Pte Ltd. acquired 100% of voting interests in Infosys Germany SE (formerly known as Blitz 24-893 SE)

(28) Liquidated effective November 14, 2024
(29) Liquidated effective November 30, 2024
(30) WongDoody Inc, a wholly-owned subsidiary of Infosys limited merged into Infosys Nova Holdings LLC effective January 1, 2025
(31) Kaleidoscope Animations, Blue Acorn iCi Inc and Outbox systems Inc. dba Simplus (US) merged into Infosys Nova Holdings LLC effective January 1, 2025
(32) in-tech Holding GmbH and Friedrich & Wagner Asia Pacific GmbH merged into in-tech GmbH effective January 1,2025
(33) Incorporated on December 12, 2024
(34) Incorporated on March 20, 2025
(35) Incorporated on April 16, 2025
(36) Incorporated on April 21, 2025
(37) Incorporated on April 23, 2025

(38) On April 30, 2025, Infosys Nova Holdings LLC, a wholly-owned subsidiary of Infosys Limited, acquired 98.21% of partnership interests in MRE Consulting Ltd along with its subsidiary MRE Technology Services, LLC. The remaining 1.79% was acquired by Infosys Energy Consulting Services LLC, a Wholly-owned subsidiary of Infosys Nova Holdings LLC

(39) On April 30, 2025, Infosys Australia Technology Service Pty Ltd, a wholly owned subsidiary of Infosys Singapore Pte. Limited, acquired 100% of voting interests in The Missing Link Automation Pty Ltd, The Missing Link Network Integration Pty Ltd and The Missing Link Security Pty Ltd along with its subsidiary The Missing Link Security Ltd

(40) Liquidated effective May 07, 2025
(41) On May 13, 2025, Infosys Singapore Pte Ltd diluted 2% stake of HIPUS Co., Ltd to Mitsubishi Heavy Industries, Ltd.
(42) Incorporated on July 28, 2025
(43) Infosys Germany Gmbh, a Wholly-owned subsidiary of Infosys Singapore Pte Ltd merged into Infosys Germany SE (formerly known as Blitz 24-893 SE) effective September 24, 2025

(44) in-tech Engineering services S.R.L, (Wholly-owned subsidiary of in-tech GmbH) merged into in-tech Engineering S.R.L. (formerly known as ProIT and wholly-owned subsidiary of in-tech GmbH) effective November 30, 2025

(45) Infosys Consulting S.R.L. (Argentina) (formerly a majority owned and controlled subsidiary of Infosys Limited) became the majority owned and controlled subsidiary of Infosys Nova Holdings LLC with effect from January 28, 2026

(46) Incorporated on March 19, 2026

List of other related parties:

Particulars	Country	Nature of relationship
Infosys Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Provident Fund Trust	India	Post-employment benefit plan of Infosys
Infosys Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys
Infosys BPM Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of Infosys BPM
Infosys BPM Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of Infosys BPM
EdgeVerve Systems Limited Employees’ Gratuity Fund Trust	India	Post-employment benefit plan of EdgeVerve
EdgeVerve Systems Limited Employees’ Superannuation Fund Trust	India	Post-employment benefit plan of EdgeVerve
Infosys Employees’ Welfare Trust	India	Controlled Trust
Infosys Employee Benefits Trust	India	Controlled Trust
Infosys Science Foundation	India	Controlled Trust
Infosys Expanded Stock Ownership Trust	India	Controlled Trust
Infosys Foundation(1)	India	Trust jointly controlled by KMPs

(1)
During fiscal 2026 and fiscal 2025, the Group contributed $45 million and $51 million respectively towards CSR.

Refer to Note 2.14 for information on transactions relating to the post-employment benefit plans mentioned above.

List of Key Managerial Personnel (KMP)

Whole-time directors

Salil Parekh, Chief Executive Officer and Managing Director

Non-whole-time directors

Nandan M. Nilekani

D. Sundaram

Michael Gibbs

Govind Iyer

Uri Levine (retired effective April 19, 2023)

Bobby Parikh

Chitra Nayak

Helene Auriol Potier (appointed as an independent director effective May 26, 2023)

Diane Enberg Jurgens (appointed as Additional and Independent director effective April 22, 2026)

Nitin Paranjpe (appointed as an additional and independent director effective January 1, 2024 and as vice chairman effective April 30, 2026)

Executive Officers

Jayesh Sanghrajka (appointed as Chief Financial Officer effective April 1, 2024)

Nilanjan Roy (resigned as Chief Financial Officer of the Company effective March 31, 2024)

Inderpreet Sawhney, Chief Legal Officer and Chief Compliance Officer

Shaji Mathew, Chief Human Resources Officer

Transactions with Key Managerial Personnel (KMP)

The table below describes the related party transactions with key management personnel which comprises directors and executive officers under IAS 24:

(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Salaries and other short term employee benefits to whole-time directors and executive officers(1)(2)	14	14	14
Commission and other benefits to non-executive / independent directors	2	2	2
Total	16	16	16

(1)
Includes employee stock compensation expense of $8 million, $8 million and $8 million for fiscal 2026, 2025 and 2024, respectively, towards key managerial personnel (Refer to Note 2.17).

(2)
Does not include post-employment benefit and other long term benefits based on actuarial valuation as this is done for the Company as a whole.